Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	6 Months Ended
	Feb. 16, 2023	Dec. 14, 2022	Sep. 16, 2022	Nov. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2022
Equity [Line Items]
Ordinary shares					20,887,428		20,387,428
Exercised warrants to shares			40,000			724,139
Ordinary shares issued	169,125		40,000	4,444,444	500,000
Exercise price (in Dollars per share)		$ 2				$ 2
Exercised ordinary shares						724,139
Gross proceeds (in Dollars)				$ 2,000
Public price (in Dollars per share)				$ 0.45
Proceeds from SEPA (in Dollars)					$ 267
Ordinary Shares [Member]
Equity [Line Items]
Exercise price (in Dollars per share)					$ 0.276
Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)					0.0106
IPO [Member]
Equity [Line Items]
Ordinary shares								3,750,000
Warrants to purchase								8,625,000
Exercise price (in Dollars per share)					$ 4